EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated November 13, 2012 to the GMO Risk Premium Fund Prospectus dated September 25, 2012 filed with the Securities and Exchange Commission on November 13, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-467187).

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Schema Document

EX-101.CAL	XBRL Calculation Linkbase Document

EX.101.LAB	XBRL Labels Linkbase Document

EX-101.PRE	XBRL Presentation Linkbase Document

EX.101.DEF	XBRL Definition Linkbase Document